FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jul. 31, 2023
Disclosure of information about liquidity risk obligations at july, 31 2020
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$23,121	$23,121	$-
Due to related parties	17,029	17,029	-
Lease liability	32,753	9,851	22,902
Total	$72,903	$50,001	$22,902

Disclosure of information about liquidity risk obligations at july 2021
	Total	Within 1 year	1-5 years
Amounts payable and other liabilities	$188,135	$188,135	$-
Due to related parties	102,820	102,820	-
Lease liability	41,333	8,580	32,753
Total	$332,288	$299,535	$32,753